Significant Accounting Policies (Details) - Schedule of estimated useful lives	12 Months Ended
Dec. 31, 2022
Administrative facilities [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	Between 20 and 51
Main production structures [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	Between 20 and 56
Minor production structures [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	Between 20 and 35
Mills and horizontal furnaces [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	Between 24 and 45
Vertical furnaces, crushers and grinders [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	Between 23 and 36
Electricity facilities and other minors [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	Between 10 and 35
Furniture and fixtures [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Furniture and fixtures	10 years
Heavy units [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	Between 5 and 15
Light units [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	Between 5 and 10
Computer equipment [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	Between 3 and 10
Tools [Member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	Between 5 and 10